Cash and Investments - Net gains (losses) on investments (Details) $ / shares in Units, shares in Millions, $ in Millions, ₨ in Billions			12 Months Ended
	Aug. 31, 2022 USD ($) shares	Apr. 06, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 INR (₨)	Dec. 31, 2022 USD ($)
Cash and Investments
Net gains (losses) on investments			$ 1,949.5		$ (1,573.2)
Impact on reclassification from unrealized gain to realized gain	$ 0.0
Stelco
Cash and Investments
Number of shares repurchased from investor | shares	5.1
Ownership percentage	20.50%
Reclassification of unrealized gain to realized gain on equity method investments	$ 151.9
Atlas Corp
Cash and Investments
Number of shares acquired on exercise of warrants | shares		25.0
Strike price | $ / shares		$ 8.05
Cash consideration for acquisition		$ 201.3
Net loss on investments		37.2
Realized gain on derecognition		58.6
Unrealized gain on derecognition of investments related to prior period		$ 95.8
Fairfax India | IIFL Finance Limited
Cash and Investments
Ownership percentage			15.10%	15.10%
Percentage of interest sold			7.10%	7.10%
Realized gain on sale of equity method investment			$ 88.6
Realized gain on remeasurement of investment			204.2
Proceeds from sale of equity interest			177.3	₨ 14.7
Common stocks
Cash and Investments
Net realized gains (losses)			43.9		364.5
Net change in unrealized gains (losses)			420.5		(607.2)
Net gains (losses) on investments			464.4		(242.7)
Bonds and preferred stocks - convertible
Cash and Investments
Net realized gains (losses)			(0.2)		11.6
Net change in unrealized gains (losses)			77.3		(253.0)
Net gains (losses) on investments			77.1		(241.4)
Other equity derivatives
Cash and Investments
Net realized gains (losses)			144.0		331.7
Net change in unrealized gains (losses)			213.2		(140.9)
Net gains (losses) on investments			357.2		190.8
Other equity derivatives | Fairfax subordinate voting shares | RiverStone Barbados AVLNs
Cash and Investments
Net change in unrealized gains (losses)			320.6		100.6
Fair value			516.9		196.3
Disposition of non-insurance associates
Cash and Investments
Net realized gains (losses)			322.0		45.1
Net gains (losses) on investments			322.0		45.1
Other
Cash and Investments
Net realized gains (losses)			(3.1)		4.4
Net gains (losses) on investments			(3.1)		4.4
Long equity exposure and financial effects
Cash and Investments
Net realized gains (losses)			506.6		757.3
Net change in unrealized gains (losses)			711.0		(1,001.1)
Net gains (losses) on investments			1,217.6		(243.8)
Gains on derivatives			304.2		154.8
Bonds
Cash and Investments
Net realized gains (losses)			(587.6)		(183.6)
Net change in unrealized gains (losses)			1,141.9		(1,064.9)
Net gains (losses) on investments			554.3		(1,248.5)
Fair value			37,441.0		29,001.2
U.S. treasury bond forward contracts
Cash and Investments
Net realized gains (losses)			172.3		163.0
Net change in unrealized gains (losses)			(12.5)		(0.6)
Net gains (losses) on investments			159.8		162.4
Total bonds
Cash and Investments
Net realized gains (losses)			(415.3)		(20.6)
Net change in unrealized gains (losses)			1,129.4		(1,065.5)
Net gains (losses) on investments			714.1		(1,086.1)
Foreign currency
Cash and Investments
Net realized gains (losses)			(222.5)		266.5
Net change in unrealized gains (losses)			103.7		(410.1)
Net gains (losses) on investments			(118.8)		(143.6)
Other
Cash and Investments
Net realized gains (losses)			1.6		(85.4)
Net change in unrealized gains (losses)			135.0		(14.3)
Net gains (losses) on investments			136.6		(99.7)
Net gains (losses) on investments
Cash and Investments
Net realized gains (losses)			(129.6)		917.8
Net change in unrealized gains (losses)			2,079.1		(2,491.0)
Net gains (losses) on investments			$ 1,949.5		$ (1,573.2)